Schedule of Investments
(unaudited)
December 31, 2025
iShares
®
S&P 500 ex S&P 100 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.
(a)
................. 75 $ 42,595
Howmet Aerospace, Inc. ................ 385 78,933
Huntington Ingalls Industries, Inc. .......... 38 12,922
L3Harris Technologies, Inc. .............. 179 52,549
Northrop Grumman Corp. ............... 129 73,557
Textron, Inc. ........................ 171 14,906
TransDigm Group, Inc. ................. 54 71,812
347,274
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc. ............ 111 17,845
Expeditors International of Washington, Inc. ... 129 19,222
37,067
Automobile Components — 0.1%
Aptiv plc
(a)
.......................... 209 15,903
Automobiles — 0.3%
Ford Motor Co. ...................... 3,745 49,134
Banks — 1.9%
Citizens Financial Group, Inc. ............ 408 23,831
Fifth Third Bancorp ................... 630 29,490
Huntington Bancshares, Inc. ............. 1,520 26,372
KeyCorp ........................... 900 18,576
M&T Bank Corp. ..................... 147 29,618
PNC Financial Services Group, Inc. (The) .... 375 78,274
Regions Financial Corp. ................ 838 22,710
Truist Financial Corp. .................. 1,223 60,184
289,055
Beverages — 0.8%
Brown-Forman Corp. , Class B, NVS ........ 170 4,430
Constellation Brands, Inc. , Class A ......... 135 18,625
Keurig Dr Pepper, Inc. ................. 1,300 36,413
Molson Coors Beverage Co. , Class B ....... 160 7,469
Monster Beverage Corp.
(a)
............... 685 52,519
119,456
Biotechnology — 1.5%
Biogen, Inc.
(a)
....................... 141 24,815
Incyte Corp.
(a)
....................... 156 15,408
Moderna, Inc.
(a)
...................... 334 9,850
Regeneron Pharmaceuticals, Inc. .......... 96 74,099
Vertex Pharmaceuticals, Inc.
(a)
............ 243 110,166
234,338
Broadline Retail — 0.2%
eBay, Inc. .......................... 433 37,714
Building Products — 1.6%
A O Smith Corp. ..................... 109 7,290
Allegion plc ......................... 84 13,375
Builders FirstSource, Inc.
(a)
.............. 104 10,701
Carrier Global Corp. ................... 758 40,053
Johnson Controls International plc ......... 585 70,054
Lennox International, Inc. ............... 30 14,567
Masco Corp. ........................ 201 12,755
Trane Technologies plc ................. 212 82,510
251,305
Capital Markets — 7.0%
Ameriprise Financial, Inc. ............... 88 43,150
Ares Management Corp. , Class A .......... 198 32,003
Blackstone, Inc. , Class A ................ 707 108,977
CBOE Global Markets, Inc. .............. 100 25,100
Security
Shares
Shares Value
Capital Markets (continued)
CME Group, Inc. , Class A ............... 345 $ 94,213
Coinbase Global, Inc. , Class A
(a)
........... 220 49,751
FactSet Research Systems, Inc. ........... 36 10,447
Franklin Resources, Inc. ................ 304 7,263
Interactive Brokers Group, Inc. , Class A ...... 430 27,653
Intercontinental Exchange, Inc. ........... 545 88,268
Invesco Ltd. ........................ 422 11,086
KKR & Co., Inc. ...................... 657 83,754
Moody's Corp. ....................... 147 75,095
MSCI, Inc. ......................... 72 41,308
Nasdaq, Inc. ........................ 432 41,960
Northern Trust Corp. ................... 181 24,723
Raymond James Financial, Inc. ........... 168 26,979
Robinhood Markets, Inc. , Class A
(a)
......... 753 85,164
S&P Global, Inc. ..................... 297 155,209
State Street Corp. .................... 268 34,575
T. Rowe Price Group, Inc. ............... 208 21,295
1,087,973
Chemicals — 2.2%
Air Products & Chemicals, Inc. ............ 212 52,368
Albemarle Corp. ..................... 111 15,700
CF Industries Holdings, Inc. .............. 149 11,524
Corteva, Inc. ........................ 646 43,301
Dow, Inc. .......................... 685 16,015
DuPont de Nemours, Inc. ............... 404 16,241
Ecolab, Inc. ........................ 244 64,055
International Flavors & Fragrances, Inc. ...... 245 16,510
LyondellBasell Industries NV , Class A ....... 249 10,782
Mosaic Co. (The) ..................... 313 7,540
PPG Industries, Inc. ................... 213 21,824
Sherwin-Williams Co. (The) .............. 221 71,611
347,471
Commercial Services & Supplies — 1.6%
Cintas Corp. ........................ 327 61,499
Copart, Inc.
(a)
....................... 853 33,395
Republic Services, Inc. ................. 193 40,902
Rollins, Inc. ......................... 276 16,566
Veralto Corp. ........................ 239 23,847
Waste Management, Inc. ................ 356 78,217
254,426
Communications Equipment — 1.3%
Arista Networks, Inc.
(a)
................. 988 129,458
F5, Inc.
(a)
.......................... 56 14,294
Motorola Solutions, Inc. ................ 160 61,331
205,083
Construction & Engineering — 0.8%
Comfort Systems USA, Inc. .............. 33 30,798
EMCOR Group, Inc. ................... 43 26,307
Quanta Services, Inc. .................. 143 60,355
117,460
Construction Materials — 1.0%
CRH plc ........................... 642 80,122
Martin Marietta Materials, Inc. ............ 58 36,114
Vulcan Materials Co. .................. 126 35,938
152,174
Consumer Finance — 0.2%
Synchrony Financial ................... 345 28,783
Consumer Staples Distribution & Retail — 0.8%
Dollar General Corp. .................. 211 28,014
Dollar Tree, Inc.
(a)
..................... 181 22,265

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
S&P 500 ex S&P 100 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Kroger Co. (The) ..................... 581 $ 36,301
Sysco Corp. ........................ 455 33,529
120,109
Containers & Packaging — 0.7%
Amcor plc .......................... 2,202 18,365
Avery Dennison Corp. .................. 75 13,641
Ball Corp. .......................... 254 13,454
International Paper Co. ................. 510 20,089
Packaging Corp. of America ............. 85 17,530
Smurfit WestRock plc .................. 505 19,528
102,607
Distributors — 0.2%
Genuine Parts Co. .................... 133 16,354
Pool Corp. ......................... 32 7,320
23,674
Electric Utilities — 3.1%
Alliant Energy Corp. ................... 246 15,993
American Electric Power Co., Inc. .......... 512 59,039
Constellation Energy Corp. .............. 299 105,628
Edison International ................... 371 22,267
Entergy Corp. ....................... 426 39,375
Evergy, Inc. ......................... 221 16,020
Eversource Energy ................... 360 24,239
Exelon Corp. ........................ 968 42,195
FirstEnergy Corp. .................... 495 22,161
NRG Energy, Inc. ..................... 183 29,141
PG&E Corp. ........................ 2,098 33,715
Pinnacle West Capital Corp. ............. 113 10,023
PPL Corp. ......................... 716 25,074
Xcel Energy, Inc. ..................... 568 41,953
486,823
Electrical Equipment — 2.6%
AMETEK, Inc. ....................... 221 45,374
Eaton Corp. plc ...................... 372 118,486
GE Vernova, Inc. ..................... 259 169,275
Generac Holdings, Inc.
(a)
................ 57 7,773
Hubbell, Inc. ........................ 50 22,205
Rockwell Automation, Inc. ............... 107 41,630
404,743
Electronic Equipment, Instruments & Components — 2.6%
Amphenol Corp. , Class A ............... 1,172 158,384
CDW Corp. ......................... 123 16,753
Corning, Inc. ........................ 747 65,407
Jabil, Inc. .......................... 102 23,258
Keysight Technologies, Inc.
(a)
............. 164 33,323
TE Connectivity plc ................... 282 64,158
Teledyne Technologies, Inc.
(a)
............. 45 22,983
Zebra Technologies Corp. , Class A
(a)
........ 49 11,898
396,164
Energy Equipment & Services — 0.8%
Baker Hughes Co. , Class A .............. 944 42,990
Halliburton Co. ...................... 807 22,806
SLB Ltd. ........................... 1,430 54,883
120,679
Entertainment — 1.2%
Electronic Arts, Inc. ................... 215 43,931
Live Nation Entertainment, Inc.
(a)
.......... 152 21,660
Take-Two Interactive Software, Inc.
(a)
........ 167 42,757
TKO Group Holdings, Inc. , Class A ......... 63 13,167
Security
Shares
Shares Value
Entertainment (continued)
Warner Bros Discovery, Inc.
(a)
............ 2,372 $ 68,361
189,876
Financial Services — 1.4%
Apollo Global Management, Inc. ........... 446 64,563
Block, Inc. , Class A
(a)
.................. 524 34,107
Corpay, Inc.
(a)
....................... 68 20,463
Fidelity National Information Services, Inc. .... 496 32,964
Fiserv, Inc.
(a)
........................ 514 34,525
Global Payments, Inc. ................. 226 17,493
Jack Henry & Associates, Inc. ............ 69 12,591
216,706
Food Products — 1.1%
Archer-Daniels-Midland Co. .............. 458 26,330
Bunge Global SA ..................... 128 11,402
Campbell's Co. (The) .................. 194 5,407
Conagra Brands, Inc. .................. 469 8,118
General Mills, Inc. .................... 515 23,948
Hershey Co. (The) .................... 141 25,659
Hormel Foods Corp. ................... 283 6,707
J M Smucker Co. (The) ................. 101 9,879
Kraft Heinz Co. (The) .................. 824 19,982
Lamb Weston Holdings, Inc. ............. 137 5,739
McCormick & Co., Inc. (Non-Voting) , NVS .... 241 16,415
Tyson Foods, Inc. , Class A .............. 274 16,062
175,648
Gas Utilities — 0.2%
Atmos Energy Corp. ................... 155 25,983
Ground Transportation — 1.1%
CSX Corp. ......................... 1,786 64,743
JB Hunt Transport Services, Inc. .......... 72 13,992
Norfolk Southern Corp. ................. 215 62,075
Old Dominion Freight Line, Inc. ........... 176 27,597
168,407
Health Care Equipment & Supplies — 4.0%
Align Technology, Inc.
(a)
................. 64 9,993
Baxter International, Inc. ................ 497 9,498
Becton Dickinson & Co. ................ 274 53,175
Boston Scientific Corp.
(a)
................ 1,420 135,397
Cooper Cos., Inc. (The)
(a)
............... 191 15,654
Dexcom, Inc.
(a)
...................... 372 24,690
Edwards Lifesciences Corp.
(a)
............ 555 47,314
GE HealthCare Technologies, Inc. ......... 436 35,761
Hologic, Inc.
(a)
....................... 213 15,866
IDEXX Laboratories, Inc.
(a)
............... 76 51,416
Insulet Corp.
(a)
....................... 68 19,328
ResMed, Inc. ....................... 139 33,481
Solventum Corp.
(a)
.................... 139 11,014
STERIS plc ......................... 94 23,831
Stryker Corp. ....................... 329 115,634
Zimmer Biomet Holdings, Inc. ............ 191 17,175
619,227
Health Care Providers & Services — 3.5%
Cardinal Health, Inc. ................... 227 46,648
Cencora, Inc. ....................... 185 62,484
Centene Corp.
(a)
..................... 451 18,559
Cigna Group (The) .................... 256 70,459
DaVita, Inc.
(a)
........................ 34 3,863
Elevance Health, Inc. .................. 212 74,317
HCA Healthcare, Inc. .................. 153 71,429
Henry Schein, Inc.
(a)
................... 94 7,104
Humana, Inc. ....................... 115 29,455

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
S&P 500 ex S&P 100 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Labcorp Holdings, Inc. ................. 78 $ 19,569
McKesson Corp. ..................... 118 96,794
Molina Healthcare, Inc.
(a)
................ 48 8,330
Quest Diagnostics, Inc. ................. 107 18,568
Universal Health Services, Inc. , Class B ..... 53 11,555
539,134
Health Care REITs — 1.1%
Alexandria Real Estate Equities, Inc. ........ 151 7,390
Healthpeak Properties, Inc. .............. 657 10,565
Ventas, Inc. ........................ 450 34,821
Welltower, Inc. ....................... 658 122,131
174,907
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. .............. 618 10,957
Hotels, Restaurants & Leisure — 3.6%
Airbnb, Inc. , Class A
(a)
.................. 407 55,238
Carnival Corp.
(a)
...................... 1,049 32,036
Chipotle Mexican Grill, Inc.
(a)
............. 1,265 46,805
Darden Restaurants, Inc. ............... 111 20,426
Domino's Pizza, Inc. ................... 30 12,505
DoorDash, Inc. , Class A
(a)
............... 358 81,080
Expedia Group, Inc. ................... 113 32,014
Hilton Worldwide Holdings, Inc. ........... 223 64,057
Las Vegas Sands Corp. ................ 291 18,941
Marriott International, Inc. , Class A ......... 213 66,081
MGM Resorts International
(a)
............. 191 6,970
Norwegian Cruise Line Holdings Ltd.
(a)
....... 439 9,798
Royal Caribbean Cruises Ltd. ............ 242 67,499
Wynn Resorts Ltd. .................... 81 9,747
Yum! Brands, Inc. .................... 266 40,240
563,437
Household Durables — 0.8%
DR Horton, Inc. ...................... 256 36,872
Garmin Ltd. ......................... 155 31,442
Lennar Corp. , Class A .................. 199 20,457
NVR, Inc.
(a)
......................... 3 21,878
PulteGroup, Inc. ..................... 176 20,638
131,287
Household Products — 0.4%
Church & Dwight Co., Inc. ............... 229 19,202
Clorox Co. (The) ..................... 118 11,898
Kimberly-Clark Corp. .................. 316 31,881
62,981
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The) ..................... 666 9,550
Vistra Corp. ........................ 305 49,206
58,756
Industrial REITs — 0.7%
Prologis, Inc. ........................ 889 113,490
Insurance — 5.8%
Aflac, Inc. .......................... 452 49,842
Allstate Corp. (The) ................... 251 52,246
Aon plc , Class A ..................... 206 72,693
Arch Capital Group Ltd.
(a)
............... 345 33,092
Arthur J Gallagher & Co. ................ 246 63,662
Assurant, Inc. ....................... 48 11,561
Brown & Brown, Inc. ................... 283 22,555
Chubb Ltd. ......................... 350 109,242
Cincinnati Financial Corp. ............... 150 24,498
Erie Indemnity Co. , Class A, NVS .......... 25 7,166
Security
Shares
Shares Value
Insurance (continued)
Everest Group Ltd. .................... 41 $ 13,913
Globe Life, Inc. ...................... 77 10,769
Hartford Insurance Group, Inc. (The) ........ 267 36,793
Loews Corp. ........................ 161 16,955
Marsh & McLennan Cos., Inc. ............ 468 86,823
Principal Financial Group, Inc. ............ 191 16,848
Progressive Corp. (The) ................ 561 127,751
Prudential Financial, Inc. ................ 334 37,702
Travelers Cos., Inc. (The) ............... 213 61,783
Willis Towers Watson plc ................ 91 29,903
WR Berkley Corp. .................... 289 20,265
906,062
Interactive Media & Services — 0.1%
Match Group, Inc. .................... 229 7,394
IT Services — 0.7%
Akamai Technologies, Inc.
(a)
.............. 138 12,041
Cognizant Technology Solutions Corp. , Class A . 463 38,429
EPAM Systems, Inc.
(a)
.................. 53 10,859
Gartner, Inc.
(a)
....................... 69 17,407
GoDaddy, Inc. , Class A
(a)
................ 130 16,130
VeriSign, Inc. ....................... 79 19,193
114,059
Leisure Products — 0.1%
Hasbro, Inc. ........................ 131 10,742
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc. ............... 270 36,739
Bio-Techne Corp. ..................... 152 8,939
Charles River Laboratories International, Inc.
(a)
. 48 9,575
IQVIA Holdings, Inc.
(a)
.................. 164 36,967
Mettler-Toledo International, Inc.
(a)
......... 19 26,490
Revvity, Inc. ........................ 110 10,643
Waters Corp.
(a)
...................... 57 21,650
West Pharmaceutical Services, Inc. ........ 70 19,260
170,263
Machinery — 3.4%
Cummins, Inc. ....................... 132 67,379
Dover Corp. ........................ 131 25,576
Fortive Corp. ........................ 303 16,729
IDEX Corp. ......................... 73 12,990
Illinois Tool Works, Inc. ................. 252 62,068
Ingersoll Rand, Inc. ................... 344 27,252
Nordson Corp. ....................... 50 12,021
Otis Worldwide Corp. .................. 373 32,582
PACCAR, Inc. ....................... 504 55,193
Parker-Hannifin Corp. .................. 121 106,354
Pentair plc ......................... 159 16,558
Snap-on, Inc. ....................... 50 17,230
Stanley Black & Decker, Inc. ............. 146 10,845
Westinghouse Air Brake Technologies Corp. ... 163 34,792
Xylem, Inc. ......................... 233 31,730
529,299
Media — 0.6%
Charter Communications, Inc. , Class A
(a)
..... 85 17,744
Fox Corp. , Class A, NVS ................ 203 14,833
Fox Corp. , Class B .................... 139 9,025
News Corp. , Class A, NVS .............. 355 9,273
News Corp. , Class B .................. 118 3,496
Omnicom Group, Inc. .................. 305 24,629
Paramount Skydance Corp. , Class B, NVS .... 299 4,007

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
S&P 500 ex S&P 100 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
Trade Desk, Inc. (The) , Class A
(a)
.......... 419 $ 15,905
98,912
Metals & Mining — 1.5%
Freeport-McMoRan, Inc. ................ 1,375 69,836
Newmont Corp. ...................... 1,045 104,343
Nucor Corp. ........................ 219 35,721
Steel Dynamics, Inc. ................... 133 22,537
232,437
Multi-Utilities — 2.1%
Ameren Corp. ....................... 261 26,063
CenterPoint Energy, Inc. ................ 631 24,193
CMS Energy Corp. .................... 287 20,070
Consolidated Edison, Inc. ............... 345 34,265
Dominion Energy, Inc. .................. 818 47,927
DTE Energy Co. ..................... 200 25,796
NiSource, Inc. ....................... 452 18,875
Public Service Enterprise Group, Inc. ....... 478 38,383
Sempra ........................... 626 55,270
WEC Energy Group, Inc. ................ 311 32,798
323,640
Office REITs — 0.1%
BXP, Inc. .......................... 139 9,380
Oil, Gas & Consumable Fuels — 3.7%
APA Corp. ......................... 333 8,145
Coterra Energy, Inc. ................... 734 19,319
Devon Energy Corp. ................... 601 22,015
Diamondback Energy, Inc. ............... 180 27,059
EOG Resources, Inc. .................. 521 54,710
EQT Corp. ......................... 595 31,892
Expand Energy Corp. .................. 229 25,273
Kinder Morgan, Inc. ................... 1,871 51,434
Marathon Petroleum Corp. .............. 288 46,837
Occidental Petroleum Corp. .............. 687 28,249
ONEOK, Inc. ........................ 602 44,247
Phillips 66 .......................... 386 49,809
Targa Resources Corp. ................. 206 38,007
Texas Pacific Land Corp. ................ 55 15,797
Valero Energy Corp. ................... 293 47,698
Williams Cos., Inc. (The) ................ 1,169 70,269
580,760
Passenger Airlines — 0.6%
Delta Air Lines, Inc. ................... 620 43,028
Southwest Airlines Co. ................. 496 20,500
United Airlines Holdings, Inc.
(a)
............ 309 34,552
98,080
Personal Care Products — 0.4%
Estee Lauder Cos., Inc. (The) , Class A ...... 236 24,714
Kenvue, Inc. ........................ 1,831 31,585
56,299
Pharmaceuticals — 0.4%
Viatris, Inc. ......................... 1,108 13,795
Zoetis, Inc. , Class A ................... 421 52,970
66,765
Professional Services — 1.7%
Automatic Data Processing, Inc. ........... 388 99,805
Broadridge Financial Solutions, Inc. ........ 111 24,772
Dayforce, Inc.
(a)
...................... 154 10,651
Equifax, Inc. ........................ 117 25,387
Jacobs Solutions, Inc. .................. 116 15,365
Leidos Holdings, Inc. .................. 123 22,189
Security
Shares
Shares Value
Professional Services (continued)
Paychex, Inc. ....................... 309 $ 34,664
Paycom Software, Inc. ................. 45 7,171
Verisk Analytics, Inc. ................... 133 29,751
269,755
Real Estate Management & Development — 0.5%
(a)
CBRE Group, Inc. , Class A .............. 281 45,182
CoStar Group, Inc. .................... 409 27,501
72,683
Residential REITs — 0.7%
AvalonBay Communities, Inc. ............ 135 24,477
Camden Property Trust ................. 101 11,118
Equity Residential .................... 329 20,740
Essex Property Trust, Inc. ............... 62 16,224
Invitation Homes, Inc. .................. 545 15,146
Mid-America Apartment Communities, Inc. .... 111 15,419
UDR, Inc. .......................... 284 10,417
113,541
Retail REITs — 0.5%
Federal Realty Investment Trust ........... 76 7,661
Kimco Realty Corp. ................... 645 13,074
Realty Income Corp. ................... 882 49,718
Regency Centers Corp. ................ 154 10,631
81,084
Semiconductors & Semiconductor Equipment — 7.9%
Analog Devices, Inc. ................... 471 127,735
Applied Materials, Inc. ................. 763 196,083
First Solar, Inc.
(a)
..................... 102 26,645
KLA Corp. .......................... 125 151,885
Lam Research Corp. .................. 1,202 205,758
Microchip Technology, Inc. ............... 514 32,752
Micron Technology, Inc. ................. 1,075 306,816
Monolithic Power Systems, Inc. ........... 46 41,693
NXP Semiconductors NV ............... 241 52,311
ON Semiconductor Corp.
(a)
.............. 385 20,848
Qnity Electronics, Inc. .................. 201 16,412
Skyworks Solutions, Inc. ................ 141 8,941
Teradyne, Inc. ....................... 150 29,034
1,216,913
Software — 6.0%
AppLovin Corp. , Class A
(a)
............... 259 174,519
Autodesk, Inc.
(a)
...................... 204 60,386
Cadence Design Systems, Inc.
(a)
.......... 260 81,271
Crowdstrike Holdings, Inc. , Class A
(a)
........ 240 112,503
Datadog, Inc. , Class A
(a)
................ 311 42,293
Fair Isaac Corp.
(a)
..................... 23 38,884
Fortinet, Inc.
(a)
....................... 605 48,043
Gen Digital, Inc. ...................... 538 14,628
Palo Alto Networks, Inc.
(a)
............... 655 120,651
PTC, Inc.
(a)
......................... 116 20,208
Roper Technologies, Inc. ................ 103 45,848
Synopsys, Inc.
(a)
..................... 178 83,610
Trimble, Inc.
(a)
....................... 229 17,942
Tyler Technologies, Inc.
(a)
............... 41 18,612
Workday, Inc. , Class A
(a)
................ 207 44,460
923,858
Specialized REITs — 2.0%
Crown Castle, Inc. .................... 416 36,970
Digital Realty Trust, Inc. ................ 308 47,651
Equinix, Inc. ........................ 94 72,019
Extra Space Storage, Inc. ............... 203 26,435
Iron Mountain, Inc. .................... 281 23,309

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
S&P 500 ex S&P 100 ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Specialized REITs (continued)
Public Storage ....................... 151 $ 39,184
SBA Communications Corp. ............. 102 19,730
VICI Properties, Inc. ................... 1,026 28,851
Weyerhaeuser Co. .................... 695 16,464
310,613
Specialty Retail — 3.2%
AutoZone, Inc.
(a)
..................... 16 54,264
Best Buy Co., Inc. .................... 184 12,315
Carvana Co. , Class A
(a)
................. 135 56,973
O'Reilly Automotive, Inc.
(a)
............... 808 73,698
Ross Stores, Inc. ..................... 312 56,204
TJX Cos., Inc. (The) ................... 1,066 163,748
Tractor Supply Co. .................... 505 25,255
Ulta Beauty, Inc.
(a)
.................... 43 26,015
Williams-Sonoma, Inc. ................. 117 20,895
489,367
Technology Hardware, Storage & Peripherals — 1.7%
Dell Technologies, Inc. , Class C ........... 290 36,505
Hewlett Packard Enterprise Co. ........... 1,269 30,481
HP, Inc. ........................... 890 19,829
NetApp, Inc. ........................ 190 20,347
Sandisk Corp.
(a)
...................... 133 31,572
Seagate Technology Holdings plc .......... 209 57,556
Super Micro Computer, Inc.
(a)
............. 484 14,167
Western Digital Corp. .................. 328 56,505
266,962
Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp.
(a)
................ 139 14,410
Lululemon Athletica, Inc.
(a)
............... 103 21,405
Ralph Lauren Corp. , Class A ............. 38 13,437
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc. ........................ 196 $ 25,043
74,295
Trading Companies & Distributors — 0.9%
Fastenal Co. ........................ 1,099 44,103
United Rentals, Inc. ................... 61 49,368
WW Grainger, Inc. .................... 42 42,380
135,851
Water Utilities — 0.2%
American Water Works Co., Inc. ........... 185 24,142
Total Long-Term Investments — 99 .7%
(Cost: $ 15,035,184 ) ............................... 15,463,367
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.72%
(b) (c)
.................. 24,722 24,722
Total Short-Term Securities — 0 .2%
(Cost: $ 24,722 ) ................................. 24,722
Total Investments — 99 .9%
(Cost: $ 15,059,906 ) ............................... 15,488,089
Other Assets Less Liabilities — 0.1% .................... 10,143
Net Assets — 100.0% ...............................
$ 15,498,232
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/08/25
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares
Held at
12/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ — $ 24,722
(b)
$ — $ — $ — $ 24,722 24,722 $ 317 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
S&P 500 ex S&P 100 ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 15,463,367 $ — $ — $ 15,463,367
Short-Term Securities
Money Market Funds ...................................... 24,722 — — 24,722
$ 15,488,089 $ — $ — $ 15,488,089
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust